Directors and Key Management compensation	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Directors and Key Management compensation
Directors and Key Management compensation

	Successor	Successor	Successor	Successor	Predecessor
	Year ended December 31, 2017	Year ended December 31, 2016	9 months ended December 31, 2015	Year ended March 31, 2015	5 months ended May 31, 2015
	€m	€m	€m	€m	€m
Short-term employee benefits	2.0	2.1	1.3	—	1.9
Contributions to money purchase pension plans	—	—	—	—	0.2
Share-based payment	1.4	0.9	0.1	—	2.2
Long-term incentive scheme	—	—	—	—	17.4
Compensation for loss of office	0.4	—	—	—	—
Non-Executive Director fees	0.3	0.2	0.1	0.2	—
Total Directors’ and executive officers' compensation	4.1	3.2	1.5	0.2	21.7

All significant management decision making authority is vested within the Board of Directors and the executive team, therefore key management are considered to be the Directors and executive Officers.
In the year ended December 31, 2017, two executive Officers were accruing benefits under share based payment schemes (year ended December 31, 2016: three).
Predecessor Non-Executive Directors were paid through payroll and are included within the table above but were not disclosed separately.
In the predecessor period, there were eight directors in respect of whose qualifying services shares were received under long term incentive schemes, including the highest paid director.

	Successor	Successor	Successor	Successor	Predecessor
	Year ended December 31, 2017	Year ended December 31, 2016	9 months ended December 31, 2015	Year ended March 31, 2015	5 months ended May 31, 2015
Retirement benefits are accruing to the following number of directors under:
Money purchase schemes	2	1	1	—	4